Cover	May 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2025
Entity File Number	001-36177
Entity Registrant Name	GlycoMimetics, Inc.
Entity Central Index Key	0001253689
Entity Tax Identification Number	06-1686563
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 65
Entity Address, City or Town	Monrovia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21770
City Area Code	240
Local Phone Number	243-1201
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GLYC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false